Filed pursuant to Rule 497

Securities Act File No. 333-115038

ICA No. 811-21575

BRYCE CAPITAL GROWTH FUND

BRYCE CAPITAL VALUE FUND

EACH A SERIES OF BRYCE CAPITAL FUNDS

Prospectus Supplement

November 6, 2008

For the prospectus dated October 31, 2008

The information in this supplement updates and amends certain information contained in the last product prospectus you received.  Keep this supplement with your prospectus for reference.

1.

The following information is added to the Prospectus in the PERFORMANCE SECTION: